Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share Based Compensation [Abstract]
Schedule of the option activity
	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $

Outstanding, January 1, 2022	1,273,706	3.19	11.01	-

Granted	1,531,332	1.34	12.30
Exercised	(63,095)	2.50		4,926
Forfeited	(9,390)	2.76
Cancelled	(4,334)	11.68
Outstanding, June 30, 2022	2,728,219	2.16	11.33	45,492
Exercisable, June 30, 2022	884,801	3.30	10.13	560

Outstanding, January 1, 2021	717,717	3.76	11.22

Granted	752,185	2.76	12.29
Exercised	(158,125)	3.79		15,969
Forfeited	(5,602)	2.92
Outstanding, June 30, 2021	1,306,175	3.18	11.50	423,411
Exercisable, June 30, 2021	298,803	4.35	10.40	48,779

Schedule of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model
	Granted in 2022	Granted in 2021
Expected volatility	89.55%	97.70%
Risk-free interest rate	1.86%	1.64%
Expected term from grant date (in years)	5.63-6.41	5.62-6.41
Dividend rate	-	-
Dilution factor	1	1
Fair value	$0.97-$1.02	$2.51-$2.60